Lease Receivables and Other Assets (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 07, 2011 AeroTurbine
Lease Receivables and Other Assets
Lease receivables	$ 193,295,000	$ 205,373,000	$ 234,890,000
AeroTurbine Inventory	138,443,000	148,452,000
Lease incentive costs net of amortization	132,329,000	119,878,000	89,289,000	85,300,000
Other assets	118,423,000	64,379,000	78,753,000
Goodwill and Other intangible assets	50,396,000	51,965,000
Notes and trade receivables, net of allowance	4,312,000	9,489,000	65,065,000
Total		599,536,000	467,997,000
Business Acquisition
Goodwill from acquisition of AeroTurbine					15,600,000
Minimum varying interest rate on notes receivable (as a percent)	6.50%	6.50%
Maximum varying interest rate on notes receivable (as a percent)	8.00%	8.00%
Allowance for credit losses
Balance at the begninng of the period	41,396,000	21,042,000
Provision	(2,686,000)	21,898,000
Recoveries		(1,544,000)
Balance at the end of the period	$ 38,710,000	$ 41,396,000